UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2006

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Basix Capital, LLC
Address:  One Montgomery Street, Suite 3300
          San Francisco, CA  94104

Form 13F File Number:    28-11285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Matthew P. Spotswood
Title:    Manager
Phone:    415-248-1021

Signature, Place and Date of Signing:
Matthew P. Spotswood          San Francisco, CA        November 13, 2006
          [Signature]         [City, State]            [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___  13F  NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) ___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      38

Form 13F Information Table Value Total:      $128,811 (x 1000)


List of Other Included Managers:

NONE

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

NAME OF ISSUER           TITLE    CUSIP      VALUE       SHARES    INV.   OTH   VOTING
                         OF                  X1000                 DISC.  ER    AUTH
                         CLASS                                            MGR
                                                                                  SOLE

AAR CORP-W/RTS TO PUR    COMMON   000361105  $4,389      184,100   SH           184,100
C/ST
ANDREW CORP              OTC EQ   034425108  $2,433      263,000   SH           263,000
ASTEC INDUSTRIES INC     OTC EQ   046224101  $3,020      119,600   SH           119,600
GENERAL CABLE CORP-DEL   COMMON   369300108  $4,012      105,000   SH           105,000
NEW
BIO-RAD LABORATORIES INC COMMON   090572207  $4,258      60,200    SH           60,200
C
BALL CORP                COMMON   058498106  $2,751      68,000    SH           68,000
CROWN HOLDINGS INC       COMMON   228368106  $4,771      256,500   SH           256,500
CELANESE CORP SER A      COMMON   150870103  $2,732      152,600   SH           152,600
COMTECH                  OTC EQ   205826209  $4,158      124,200   SH           124,200
TELECOMMUNICATIONS
CRANE CO                 COMMON   224399105  $4,347      104,000   SH           104,000
CTS CORP                 COMMON   126501105  $2,762      200,400   SH           200,400
COMMSCOPE INC            COMMON   203372107  $2,767      84,200    SH           84,200
CYMER INC                OTC EQ   232572107  $1,729      39,370    SH           39,370
CYTEC INDUSTRIES INC     COMMON   232820100  $2,924      52,600    SH           52,600
DOLLAR TREE STORES INC   OTC EQ   256747106  $2,743      88,600    SH           88,600
EGL INC                  OTC EQ   268484102  $4,653      127,700   SH           127,700
ELECTRONICS FOR IMAGING  OTC EQ   286082102  $2,775      121,300   SH           121,300
IN
ESTERLINE TECHNOLOGIES   COMMON   297425100  $4,004      118,600   SH           118,600
COR
FOUNDRY NETWORKS INC     OTC EQ   35063R100  $2,083      158,400   SH           158,400
FORWARD AIR CORPORATION  OTC EQ   349853101  $4,292      129,700   SH           129,700
GRANITE CONSTRUCTION INC COMMON   387328107  $3,105      58,200    SH           58,200
HYPERION SOLUTIONS CORP  OTC EQ   44914M104  $1,483      43,000    SH           43,000
KAYDON CORP              COMMON   486587108  $4,217      113,900   SH           113,900
K & F INDUSTRIES INC     COMMON   482241106  $3,499      186,300   SH           186,300
LADISH CO INC NEW        OTC EQ   505754200  $1,669      57,800    SH           57,800
MENTOR GRAPHICS CORP     OTC EQ   587200106  $2,688      190,900   SH           190,900
PARAMETRIC TECHNOLOGY    OTC EQ   699173209  $3,492      200,000   SH           200,000
CORP
POWER INTEGRATIONS INC   OTC EQ   739276103  $686        35,000    SH           35,000
QUANTA SERVICES INC      COMMON   74762E102  $2,866      170,000   SH           170,000
REYNOLDS & REYNOLDS CO-  COMMON   761695105  $4,603      116,500   SH           116,500
CL
SYNOPSYS INC             OTC EQ   871607107  $3,660      185,600   SH           185,600
STERLING CONSTRUCTION CO OTC EQ   859241101  $3,996      199,200   SH           199,200
I
TEKTRONIX INC            COMMON   879131100  $3,680      127,200   SH           127,200
THOMAS & BETTS CORP      COMMON   884315102  $4,447      93,200    SH           93,200
UNITED INDUSTRIAL CORP   COMMON   910671106  $3,922      73,300    SH           73,300
VARIAN SEMICONDUCTOR     OTC EQ   922207105  $4,118      112,200   SH           112,200
EQUIP
WASHINGTON GROUP INTL    OTC EQ   938862208  $4,721      80,200    SH           80,200
INC
ZEBRA TECHNOLOGIES CORP- OTC EQ   989207105  $4,360      122,000   SH           122,000
CL

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